Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 174,566	£ 133,771
Trading Portfolio Liabilities	(57,761)	(72,460)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	75,459	55,430
Trading Portfolio Liabilities	(39,639)	(39,068)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	86,353	65,034
Trading Portfolio Liabilities	(18,122)	(33,392)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,653	13,198
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 101	£ 109